DESCRIPTION OF BUSINESS AND ORGANIZATION	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
DESCRIPTION OF BUSINESS AND ORGANIZATION
NOTE 1. DESCRIPTION OF BUSINESS AND ORGANIZATION

Organization and description of business

Jufeel International Group (the “Company” or “Jufeel Wyoming”) was incorporated on July 27, 2017 under the laws of the state of Wyoming, United States of America. Through the reorganization as described below, Jufeel Wyoming ultimately merged with Jufeel International Group Nevada (“Jufeel Nevada”) (formerly Bros Holding Company). The shareholders of Jufeel Nevada became the shareholders of Jufeel Wyoming on a one-for-one basis and Jufeel Wyoming became the ultimate holding company of Jufeel Holdings Co., Ltd. (“Jufeel Holdings”), Ivan International Biology Limited. (“Ivan International”), and Kaifeng Ivan King Biotechnology Co., Ltd. (“Ivan King” or “WFOE”).

Jufeel Holdings was established in the British Virgin Islands (“BVI”) on May 10, 2017 by a third party on behalf of Mr. Rongxuan Zhang, the founder, president, chairman and the controlling shareholder of the Company (“Mr. Zhang”). On May 16, 2017, the third party transferred all the shares to Mr. Zhang for no consideration. On August 22, 2017, Mr. Zhang transferred all the shares to Jufeel Wyoming.

Ivan International was established as an investment holding company by a third party in Hong Kong Special Administrative Region of the People’s Republic of China (the “PRC”) on April 23, 2015. On June 7, 2017, the shares of Ivan International were transferred to Mr. Zhang for $1,200. On the same day, Jufeel Holdings signed a shareholding entrustment agreement with Mr. Zhang to state that Mr. Zhang holds the equity interest in Ivan International on behalf of Jufeel Holding. As a result, Jufeel Holdings holds 100% equity interest in Ivan International. On October 27, 2017 the official transfer of shares of Ivan International to Jufeel Holdings was completed.

Ivan King was established as a wholly foreign owned enterprise on August 9, 2017 in Kaifeng, the PRC by Ivan International. Ivan King is principally engaged in providing related technical supports and business consulting services to Kaifeng Jufeel Biotech Co, Ltd. (“Kaifeng Jufeel”).

Kaifeng Jufeel was incorporated on August 5, 2011 and registered in Kaifeng, Henan Province, under the laws of the PRC with a principal office in Zhengzhou, Henan. Kaifeng Jufeel was 49% owned by Mr. Zhang and 51% owned by Henan Jufeel Technology Group Co., Ltd. (“Henan Jufeel”), an entity owned by Mr. Zhang, before September 23, 2016. From September 23, 2016 to October 24, 2017, Mr. Zhang contributed 32.5% of the equity interests of Kaifeng Jufeel to certain shareholders (see Note 17 for details). After the contribution, Mr. Zhang owns 67.5% of the equity interests of Kaifeng Jufeel.

Hainan Zhongchen Biological Engineering Co, Ltd. (“Hainan Zhongchen”), was incorporated on July 3, 2001 in Haikou, Hainan Province, under the laws of the PRC by former independent third parties. In 2012, the 70% ownership interest of Hainan Zhongchen was sold to Jufeel Technology and Trading Co., Ltd., a company which was controlled by Mr. Zhang, for $3,103,133 and Mr. Zhang became the ultimate controlling shareholder of Hainan Zhongchen. In October 2016, the 70% ownership interest of Hainan Zhongchen owned by Jufeel Technology and Trading Co., Ltd. was transferred to Kaifeng Jufeel. As a result, the transfer of the 70% ownership interest was accounted as business combination under common control.

Suzhou Yihuotong E-business Co, Ltd (“Suzhou Yihuotong”) was incorporated on August 10, 2016 registered in Suzhou, Jiangsu Province, under the laws of the PRC, a wholly owned subsidiary of Kaifeng Jufeel.

Wuxi Jufeel PMAS Life Technology Co, Ltd (“Wuxi Jufeel”) was incorporated on October 11, 2016 registered in Suzhou, Jiangsu Province, under the laws of the PRC. The shareholders Mrs. Zhang Yi, Henan Jufeel and Mr. Lu Dajie hold 70%, 10% and 20% of Wuxi Jufeel’s ownership interest, respectively. On the same day, Mrs. Zhang Yi and Henan Jufeel signed a share entrustment agreement with Kaifeng Jufeel to state that they hold the equity interest in Wuxi Jufeel on behalf of Kaifeng Jufeel. In this regard, Kaifeng Jufeel owns 80% equity interest in Wuxi Jufeel. As a result, Kaifeng Jufeel consolidates Wuxi Jufeel and there is a 20% non-controlling interests in Wuxi Jufeel.

Changzhou Jufeel PMAS Aloe Biotechnology Co, Ltd. (“Changzhou Jufeel”) was incorporated on May 23, 2017 registered in Changzhou, Jiangsu Province, under the laws of the PRC, Kaifeng Jufeel owns 70%, and Wuxi Jufeel owns 30% of its equity interests.

Reorganization

On January 14, 2017, Jufeel Nevada was purchased by a third party on behalf of Mr. Zhang for $120,000 and then transferred to Mr. Zhang on February 27, 2017 for no consideration. In February 2017, Jufeel Nevada effected a 1-for-500 reverse split of its common stock. As a result of the reverse split, there were 200,010 common shares issued and outstanding, of which 170,000 were beneficially owned by Mr. Zhang and 30,010 shares were owned by the former shareholders. The 30,010 shares owned by the former shareholders have been presented as outstanding as of the beginning of the earliest period presented. In July 2017, Jufeel Nevada reorganized as a holding company, incorporating three tiers of Oklahoma subsidiaries (Jufeel Interim Corporation (“Jufeel Interim”), Jufeel International Group, Inc. (“Jufeel Oklahoma”), Bros Holding Company and Jufeel Wyoming). In August 2017, Jufeel Nevada merged into Jufeel Interim, and then merged into Bros Holding Company, with Bros Holding Company as the surviving entity. Bros Holding Company was sold to a non-affiliated third party, and later dissolved on November 3, 2017. On August 22, 2017, Jufeel Oklahoma merged into Jufeel Wyoming in order to change its domicile to Wyoming, with Jufeel Wyoming as the surviving entity.

Effective on August 22, 2017, shareholders of Kaifeng Jufeel and Ivan King or WOFE entered into a series of contractual agreements (“VIE Agreements” which are described below). As a result, the Company, through its wholly owned subsidiaries Ivan King, identify Kaifeng Jufeel as a variable interest entity (or “VIE”) and has been determined to be the primary beneficiary of Kaifeng Jufeel. Accordingly, the Company consolidates Kaifeng Jufeel’s operations, assets and liabilities.

As a part of the holding company reorganization, on September 15, 2017 and October 24, 2017, Jufeel Wyoming issued 27,830,000 additional shares to Mr. Zhang and employees, service providers and cooperation partners of the Company. The issuance of these shares represented interests for each holders in Kaifeng Jufeel prior to the reorganization. Following the issuances, Mr. Zhang owns, either directly or through entities controlled by him, approximately 18,892,943 shares, or 67.4% of the Company’s common stock. On October 25, 2017, the reorganization was completed.

Immediately before and after the Reorganization, the ultimate owners’ equity interests of Kaifeng Jufeel were almost identical of those of the Company. Accordingly, the Reorganization is accounted for as a legal reorganization of the entities under common control in a manner akin to a pooling of interest as if the Company, through its wholly owned subsidiaries, had been in existence and been the primary beneficiary of the VIE throughout the periods presented in the consolidated financial statements.

The VIE arrangements:

On August 22, 2017, Ivan King, Kaifeng Jufeel, and the shareholders of Kaifeng Jufeel have entered into a series of contractual agreements in order to enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of Kaifeng Jufeel, and (2) receive the economic benefits of Kaifeng Jufeel that could be significant to Kaifeng Jufeel. The Company is fully and exclusively responsible for the management of Kaifeng Jufeel, assumes all of risk of losses of Kaifeng Jufeel and has the exclusive right to exercise all voting rights of Kaifeng Jufeel’s shareholder. Therefore, the Company is considered the primary beneficiary of Kaifeng Jufeel and has consolidated Kaifeng Jufeel’s assets, liabilities, results of operations, and cash flows in the accompanying consolidated financial statements.

•	Agreements that transfer economic benefits to Ivan King

Business Operations Agreement. Pursuant to the terms of a business operations agreement dated August 22, 2017, between Ivan King and the shareholders of Kaifeng Jufeel (the “Business Operations Agreement”), Kaifeng Jufeel and their shareholders agreed to entrust the operations and management of its business to Ivan King. According to the Business Operations Agreement, Ivan King possesses the full and exclusive right to manage Kaifeng Jufeel’s operations, assets and personnel, and Kaifeng Jufeel shall pledge to Ivan King all of its assets, including accounts receivable, and the latter has the obligation to guarantee all of the obligations of the former. The Business Operations Agreement has a ten year term but may be terminated earlier if (i) the parties mutually agree to terminate the agreement; (ii) the dissolution of Kaifeng Jufeel; or (iii) Ivan King acquires all of the assets or equity of Kaifeng Jufeel (as more fully described below under “Exclusive Option Agreement”).

Exclusive Consulting and Service Agreement. Pursuant to the terms of an exclusive consulting and service agreement dated August 22, 2017, between Ivan King and Kaifeng Jufeel (the “Service Agreement”), Ivan King is the exclusive technology consulting service provider to Kaifeng Jufeel. Kaifeng Jufeel agreed to pay Ivan King all fees payable for technology which may be developed or owned by Ivan King. The Service Agreement shall remain in effect for ten years or until (i) the parties mutually agree to terminate the agreement; (ii) the dissolution of Kaifeng Jufeel; or (iii) Ivan King acquires Kaifeng Jufeel (as more fully described below under “Exclusive Option Agreement”).

•	Agreements that provide Ivan King effective control over Kaifeng Jufeel

Shareholder’s Voting Proxy Agreement. Pursuant to the terms of certain shareholder’s voting proxy agreements dated August 22, 2017, between Ivan King and each of the shareholders of Kaifeng Jufeel (the “Shareholder’s Voting Proxy Agreement”), the shareholders of Kaifeng Jufeel irrevocably appointed Ivan King as their proxy to exercise on such shareholders’ behalf all of their voting rights as shareholders pursuant to PRC law and the Articles of Association of Kaifeng Jufeel, including the appointment and election of directors of Kaifeng Jufeel. The Shareholder’s Voting Proxy Agreement has a term of 10 years and will be mutually extended on each 10-year anniversary; provided, that in the event of the termination of the Business Operations Agreement, the Shareholder’s Voting Proxy Agreements will automatically terminate.

Exclusive Equity Option Agreement. Pursuant to the terms of an exclusive option agreement dated August 22, 2017, between Ivan King, Kaifeng Jufeel, and the shareholders of Kaifeng Jufeel (the “Exclusive Option Agreement”), the shareholders of Kaifeng Jufeel granted Ivan King (or its designee) an irrevocable and exclusive purchase option (the “Option”) to acquire Kaifeng Jufeel’s equity interests and/or remaining assets, but only to the extent that the acquisition does not violate limitations imposed by PRC law on such transactions. The Option is exercisable at any time at Ivan King’s discretion so long as such exercise and subsequent acquisition of Kaifeng Jufeel does not violate PRC law. The consideration for the exercise of the Option shall be the registered capital of Kaifeng Jufeel. Ivan King may transfer all rights and obligations under the Exclusive Option Agreements to a third party. The Exclusive Option Agreement may be terminated by Ivan International if its exercise becomes prohibited by law.

Equity Interest Pledge Agreement. Pursuant to the terms of an equity interest pledge agreement dated August 22, 2017, between Ivan King and the shareholders of Kaifeng Jufeel (the “Pledge Agreement”), the shareholders of Kaifeng Jufeel pledged all of their equity interests in Kaifeng Jufeel to Ivan King including the proceeds thereof, to guarantee all of Ivan King’s rights and benefits under the Business Operations Agreement, the Exclusive Option Agreements, and the Shareholder’ Voting Proxy Agreements. Prior to termination of the Pledge Agreement, the pledged equity interests cannot be transferred without Ivan King’s prior written consent. The Pledge Agreements may be terminated only upon the written agreement of the parties, and expire two years after the last to terminate of any of the other named agreements.

Risks in relation to the VIE structure

The Company believes that the contractual arrangements with its VIE and their respective shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•	revoke the business and operating licenses of the Company’s PRC subsidiary and VIE;

•	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiary and VIE;

•	limit the Group’s business expansion in China by way of entering into contractual arrangements;

•	impose fines or other requirements with which the Company’s PRC subsidiary and VIE may not be able to comply;

•	require the Company or the Company’s PRC subsidiary and VIE to restructure the relevant ownership structure or operations; or

•	restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance the Group’s business and operations in China.

The Company’s ability to conduct its business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Company may not be able to consolidate its VIE in its consolidated financial statements as it may lose the ability to exert effective control over the VIE and their respective shareholders and it may lose the ability to receive economic benefits from the VIE. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiary or its VIE.

The interests of the shareholders of the VIE may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIE not to pay the service fees when required to do so. The Company cannot assure that when conflicts of interest arise, shareholders of the VIE will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest the shareholders of the VIE may encounter in its capacity as beneficial owners and directors of the VIE, on the one hand, and as beneficial owners and directors of the Company, on the other hand. The Company believes the shareholders of the VIE will not act contrary to any of the contractual arrangements and the exclusive option agreements provide the Company with a mechanism to remove the current shareholders of the VIE should they act to the detriment of the Company. The Company relies on certain current shareholders of the VIE to fulfill their fiduciary duties and abide by laws of the PRC and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and the shareholders of the VIE, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

Total assets and liabilities presented on the Company’s consolidated balance sheets and revenue, expense and net income presented on consolidated statements of income and comprehensive income as well as the cash flow from operating, investing and financing activities presented on the consolidated statements of cash flows are substantially the financial position, operation and cash flow of the Company’s VIE and its subsidiaries. The Company has not provided any financial support to Kaifeng Jufeel for the six months ended June 30, 2019 and year ended December 31, 2018. The assets and liabilities of the consolidated VIE as of June 30, 2019 and December 31, 2018 are listed below:

	June 30,	December 31,
	2019	2018
	(unaudited)
Current assets	$15,437,274	$13,250,570
Non-current assets	40,959,769	31,510,706
Total assets	$56,397,043	$44,761,276
Current liabilities	$24,693,667	$16,061,399
Non-current liabilities	-	-
Total liabilities	$24,693,667	$16,061,399

Details of the subsidiaries and VIE of the Company are set out below:

	Date of incorporation	Place of incorporation	Percentage of ownership	Principal activities
Wholly owned subsidiaries
Jufeel Holdings	May 10, 2017	British Virgin Islands	100%	Investment holding
Ivan International	April 23, 2015	Hong Kong	100%	Investment holding
Ivan King	August 09, 2017	PRC	100%	Consultancy service
Variable Interest Entity (“VIE”)
Kaifeng Jufeel	August 05, 2011	PRC	VIE	Aloe product and distributorship sales
VIE’s subsidiaries
Hainan Zhongchen	July 03, 2001	PRC	70% owned by Kaifeng Jufeel	Aloe material production and sales
Suzhou Yihuotong	August 10, 2016	PRC	100% owned by Kaifeng Jufeel	Aloe product sales
Wuxi Jufeel	October 11, 2016	PRC	80% owned by Kaifeng Jufeel	Aloe product production and sales
Changzhou Jufeel	May 23, 2017	PRC	70% owned by Kaifeng Jufeel and 30% owned by Wuxi Jufeel	Aloe product production and sales

Organization and description of business

Jufeel International Group (the Company or Jufeel Wyoming) was incorporated on July 27, 2017 under the laws of the state of Wyoming, United States of America. Through the reorganization as described below, Jufeel Wyoming ultimately merged with Jufeel International Group Nevada (Jufeel Nevada) (formerly Bros Holding Company). The shareholders of Jufeel Nevada became the shareholders of Jufeel Wyoming on a one-for-one basis and Jufeel Wyoming became the ultimate holding company of Jufeel Holdings Co., Ltd. (Jufeel Holdings), Ivan International Biology Limited. (Ivan International), and Kaifeng Ivan King Biotechnology Co., Ltd. (Ivan King or WFOE).

Jufeel Holdings was established in the British Virgin Islands (BVI) on May 10, 2017 by a third party on behalf of Mr. Rongxuan Zhang, the founder, president, chairman and the controlling shareholder of the Company (Mr. Zhang). On May 16, 2017, the third party transferred all the shares to Mr. Zhang for no consideration. On August 22, 2017, Mr. Zhang has transferred all the shares to Jufeel Wyoming.

Ivan International was established as an investment holding company by a third party in Hong Kong Special Administrative Region of the Peoples Republic of China (the PRC) on April 23, 2015. On June 7, 2017, the shares of Ivan International were transferred to Mr. Zhang for $1,200. On the same day, Jufeel Holdings signed a shareholding entrustment agreement with Mr. Zhang to state that Mr. Zhang holds the equity interest in Ivan International on behalf of Jufeel Holding. As a result, Jufeel Holdings holds 100% equity interest in Ivan International. On October 27, 2017 the official transfer of shares of Ivan International to Jufeel Holdings was completed.

Ivan King was established as a wholly foreign owned enterprise on August 9, 2017 in Kaifeng, the PRC by Ivan International. Ivan King is principally engaged in providing related technical supports and business consulting services to Kaifeng Jufeel Biotech Co, Ltd. (Kaifeng Jufeel).

Kaifeng Jufeel was incorporated on August 5, 2011 and registered in Kaifeng, Henan Province, under the laws of the PRC with a principal office in Zhengzhou, Henan. Kaifeng Jufeel was 49% owned by Mr. Zhang and 51% owned by Henan Jufeel Technology Group Co., Ltd. (Henan Jufeel), an entity owned by Mr. Zhang, before September 23, 2016. From September 23, 2016 to October 24, 2017, Mr. Zhang contributed 32.5% of the equity interests of Kaifeng Jufeel to certain shareholders (see Note 17 for details). After the contribution, Mr. Zhang owns 67.5% of the equity interests of Kaifeng Jufeel.

Hainan Zhongchen Biological Engineering Co, Ltd. (Hainan Zhongchen), was incorporated on July 3, 2001 in Haikou, Hainan Province, under the laws of the PRC by former independent third parties. In 2012, the 70% ownership interest of Hainan Zhongchen was sold to Jufeel Technology and Trading Co., Ltd., a company which was controlled by Mr. Zhang, for $3,103,133 and Mr. Zhang became the ultimate controlling shareholder of Hainan Zhongchen. In October 2016, the 70% ownership interest of Hainan Zhongchen owned by Jufeel Technology and Trading Co., Ltd. was transferred to Kaifeng Jufeel. As a result, the transfer of the 70% ownership interest was accounted as business combination under common control.

Suzhou Yihuotong E-business Co, Ltd (Suzhou Yihuotong) was incorporated on August 10, 2016 registered in Suzhou, Jiangsu Province, under the laws of the PRC, a wholly owned subsidiary of Kaifeng Jufeel.

Wuxi Jufeel PMAS Life Technology Co, Ltd (Wuxi Jufeel) was incorporated on October 11, 2016 registered in Suzhou, Jiangsu Province, under the laws of the PRC. The shareholders Mrs. Zhang Yi, Henan Jufeel and Mr. Lu Dajie hold 70%, 10% and 20% of Wuxi Jufeels ownership interest, respectively. On the same day, Mrs. Zhang Yi and Henan Jufeel signed a share entrustment agreement with Kaifeng Jufeel to state that they hold the equity interest in Wuxi Jufeel on behalf of Kaifeng Jufeel. In this regard, Kaifeng Jufeel owns 80% equity interest in Wuxi Jufeel. As a result, Kaifeng Jufeel consolidates Wuxi Jufeel and there is a 20% non-controlling interests in Wuxi Jufeel.

Changzhou Jufeel PMAS Aloe Biotechnology Co, Ltd. (Changzhou Jufeel) was incorporated on May 23, 2017 registered in Changzhou, Jiangsu Province, under the laws of the PRC, Kaifeng Jufeel owns 70%, and Wuxi Jufeel owns 30% of its equity interests.

Reorganization

On January 14, 2017, Jufeel Nevada was purchased by a third party on behalf of Mr. Zhang for $120,000 and then transferred to Mr. Zhang on February 27, 2017 for no consideration. In February 2017, Jufeel Nevada effected a 1-for-500 reverse split of its common stock. As a result of the reverse split, there were 200,010 common shares issued and outstanding, of which 170,000 were beneficially owned by Mr. Zhang and 30,010 shares were owned by the former shareholders. The 30,010 shares owned by the former shareholders have been presented as outstanding as of the beginning of the earliest period presented. In July 2017, Jufeel Nevada reorganized as a holding company, incorporating three tiers of Oklahoma subsidiaries (Jufeel Interim Corporation (Jufeel Interim), Jufeel International Group, Inc. (Jufeel Oklahoma), Bros Holding Company and Jufeel Wyoming). In August 2017, Jufeel Nevada merged into Jufeel Interim, and then merged into Bros Holding Company, with Bros Holding Company as the surviving entity. Bros Holding Company was sold to a non-affiliated third party, and later dissolved on November 3, 2017. On August 22, 2017, Jufeel Oklahoma merged into Jufeel Wyoming in order to change its domicile to Wyoming, with Jufeel Wyoming as the surviving entity.

Effective on August 22, 2017, shareholders of Kaifeng Jufeel and Ivan King or WOFE entered into a series of contractual agreements (VIE Agreements which are described below). As a result, the Company, through its wholly owned subsidiaries Ivan King, identify Kaifeng Jufeel as a variable interest entity (or VIE) and has been determined to be the primary beneficiary of Kaifeng Jufeel. Accordingly, the Company consolidates Kaifeng Jufeels operations, assets and liabilities.

As a part of the holding company reorganization, on September 15, 2017 and October 24, 2017, Jufeel Wyoming issued 27,830,000 additional shares to Mr. Zhang and employees, service providers and cooperation partners of the Company. The issuance of these shares represented interests for each holders in Kaifeng Jufeel prior to the reorganization. Following the issuances, Mr. Zhang owns, either directly or through entities controlled by him, approximately 18,892,943 shares, or 67.4% of the Companys common stock. On October 25, 2017, the reorganization was completed.

Immediately before and after the Reorganization, the ultimate owners equity interests of Kaifeng Jufeel were almost identical of those of the Company. Accordingly, the Reorganization is accounted for as a legal reorganization of the entities under common control in a manner akin to a pooling of interest as if the Company, through its wholly owned subsidiaries, had been in existence and been the primary beneficiary of the VIE throughout the periods presented in the consolidated financial statements.

The VIE arrangements:

On August 22, 2017, Ivan King, Kaifeng Jufeel, and the shareholders of Kaifeng Jufeel have entered into a series of contractual agreements in order to enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of Kaifeng Jufeel, and (2) receive the economic benefits of Kaifeng Jufeel that could be significant to Kaifeng Jufeel. The Company is fully and exclusively responsible for the management of Kaifeng Jufeel, assumes all of risk of losses of Kaifeng Jufeel and has the exclusive right to exercise all voting rights of Kaifeng Jufeels shareholder. Therefore, the Company is considered the primary beneficiary of Kaifeng Jufeel and has consolidated Kaifeng Jufeels assets, liabilities, results of operations, and cash flows in the accompanying consolidated financial statements.

•	Agreements that transfer economic benefits to Ivan King

Business Operations Agreement.Pursuant to the terms of a business operations agreement dated August 22, 2017, between Ivan King and the shareholders of Kaifeng Jufeel (the Business Operations Agreement), Kaifeng Jufeel and their shareholders agreed to entrust the operations and management of its business to Ivan King. According to the Business Operations Agreement, Ivan King possesses the full and exclusive right to manage Kaifeng Jufeels operations, assets and personnel, and Kaifeng Jufeel shall pledge to Ivan King all of its assets, including accounts receivable, and the latter has the obligation to guarantee all of the obligations of the former. The Business Operations Agreement has a ten year term but may be terminated earlier if (i) the parties mutually agree to terminate the agreement; (ii) the dissolution of Kaifeng Jufeel; or (iii) Ivan King acquires all of the assets or equity of Kaifeng Jufeel (as more fully described below under Exclusive Option Agreement).

Exclusive Consulting and Service Agreement. Pursuant to the terms of an exclusive consulting and service agreement dated August 22, 2017, between Ivan King and Kaifeng Jufeel (the Service Agreement), Ivan King is the exclusive technology consulting service provider to Kaifeng Jufeel. Kaifeng Jufeel agreed to pay Ivan King all fees payable for technology which may be developed or owned by Ivan King. The Service Agreement shall remain in effect for ten years or until (i) the parties mutually agree to terminate the agreement; (ii) the dissolution of Kaifeng Jufeel; or (iii) Ivan King acquires Kaifeng Jufeel (as more fully described below under Exclusive Option Agreement).

•	Agreements that provide Ivan King effective control over Kaifeng Jufeel

Shareholders Voting Proxy Agreement. Pursuant to the terms of certain shareholders voting proxy agreements dated August 22, 2017, between Ivan King and each of the shareholders of Kaifeng Jufeel (the Shareholders Voting Proxy Agreement), the shareholders of Kaifeng Jufeel irrevocably appointed Ivan King as their proxy to exercise on such shareholders behalf all of their voting rights as shareholders pursuant to PRC law and the Articles of Association of Kaifeng Jufeel, including the appointment and election of directors of Kaifeng Jufeel. The Shareholders Voting Proxy Agreement has a term of 10 years and will be mutually extended on each 10-year anniversary; provided, that in the event of the termination of the Business Operations Agreement, the Shareholders Voting Proxy Agreements will automatically terminate.

Exclusive Equity Option Agreement. Pursuant to the terms of an exclusive option agreement dated August 22, 2017, between Ivan King, Kaifeng Jufeel, and the shareholders of Kaifeng Jufeel (the Exclusive Option Agreement), the shareholders of Kaifeng Jufeel granted Ivan King (or its designee) an irrevocable and exclusive purchase option (the Option) to acquire Kaifeng Jufeels equity interests and/or remaining assets, but only to the extent that the acquisition does not violate limitations imposed by PRC law on such transactions. The Option is exercisable at any time at Ivan Kings discretion so long as such exercise and subsequent acquisition of Kaifeng Jufeel does not violate PRC law. The consideration for the exercise of the Option shall be the registered capital of Kaifeng Jufeel. Ivan King may transfer all rights and obligations under the Exclusive Option Agreements to a third party. The Exclusive Option Agreement may be terminated by Ivan International if its exercise becomes prohibited by law.

Equity Interest Pledge Agreement. Pursuant to the terms of an equity interest pledge agreement dated August 22, 2017, between Ivan King and the shareholders of Kaifeng Jufeel (the Pledge Agreement), the shareholders of Kaifeng Jufeel pledged all of their equity interests in Kaifeng Jufeel to Ivan King including the proceeds thereof, to guarantee all of Ivan Kings rights and benefits under the Business Operations Agreement, the Exclusive Option Agreements, and the Shareholder Voting Proxy Agreements. Prior to termination of the Pledge Agreement, the pledged equity interests cannot be transferred without Ivan Kings prior written consent. The Pledge Agreements may be terminated only upon the written agreement of the parties, and expire two years after the last to terminate of any of the other named agreements.

Risks in relation to the VIE structure

The Company believes that the contractual arrangements with its VIE and their respective shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Companys ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•	revoke the business and operating licenses of the Companys PRC subsidiary and VIE;

•	discontinue or restrict the operations of any related-party transactions between the Companys PRC subsidiary and VIE;

•	limit the Groups business expansion in China by way of entering into contractual arrangements;

•	impose fines or other requirements with which the Companys PRC subsidiary and VIE may not be able to comply;

•	require the Company or the Companys PRC subsidiary and VIE to restructure the relevant ownership structure or operations; or

•	restrict or prohibit the Companys use of the proceeds of the additional public offering to finance the Groups business and operations in China.

The Companys ability to conduct its business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Company may not be able to consolidate its VIE in its consolidated financial statements as it may lose the ability to exert effective control over the VIE and their respective shareholders and it may lose the ability to receive economic benefits from the VIE. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiary or its VIE.

The interests of the shareholders of the VIE may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIE not to pay the service fees when required to do so. The Company cannot assure that when conflicts of interest arise, shareholders of the VIE will act in the best interests of the Company or that conflicts of interests will be resolved in the Companys favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest the shareholders of the VIE may encounter in its capacity as beneficial owners and directors of the VIE, on the one hand, and as beneficial owners and directors of the Company, on the other hand. The Company believes the shareholders of the VIE will not act contrary to any of the contractual arrangements and the exclusive option agreements provide the Company with a mechanism to remove the current shareholders of the VIE should they act to the detriment of the Company. The Company relies on certain current shareholders of the VIE to fulfill their fiduciary duties and abide by laws of the PRC and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and the shareholders of the VIE, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

Total assets and liabilities presented on the Companys consolidated balance sheets and revenue, expense and net income presented on consolidated statements of income and comprehensive income as well as the cash flow from operating, investing and financing activities presented on the consolidated statements of cash flows are substantially the financial position, operation and cash flow of the Companys VIE and its subsidiaries. The Company has not provided any financial support to Kaifeng Jufeel for the years ended December 31, 2018 and 2017. The assets and liabilities of the consolidated VIE as of December 31, 2018 and 2017 are listed below:

	December 31,	December 31,
	2018	2017

Current assets	$13,250,570	$29,598,898
Non-current assets	31,510,706	22,744,897
Total assets	$44,761,276	$52,343,795
Current liabilities	$16,061,399	$26,006,390
Non-current liabilities	-	801,139
Total liabilities	$16,061,399	$26,807,529

Details of the subsidiaries and VIE of the Company are set out below:

	Date of incorporation	Place of incorporation	Percentage of ownership	Principal activities
Wholly owned subsidiaries
Jufeel Holdings	May 10, 2017	British Virgin Islands	100%	Investment holding
Ivan International	April 23, 2015	Hong Kong	100%	Investment holding
Ivan King	August 09, 2017	PRC	100%	Consultancy service
Variable Interest Entity (VIE)
Kaifeng Jufeel	August 05, 2011	PRC	VIE	Aloe product and distributorship sales
VIEs subsidiaries
Hainan Zhongchen	July 03, 2001	PRC	70% owned by Kaifeng Jufeel	Aloe material production and sales
Suzhou Yihuotong	August 10, 2016	PRC	100% owned by Kaifeng Jufeel	Aloe product sales
Wuxi Jufeel	October 11, 2016	PRC	80% owned by Kaifeng Jufeel	Aloe product production and sales
Changzhou Jufeel	May 23, 2017	PRC	70% owned by Kaifeng Jufeel and 30% owned by Wuxi Jufeel	Aloe product production and sales